Benefit Plans - Estimated future benefit payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Pension benefits
Estimated future benefit payments
2019	$ 448
2020	462
2021	495
2022	509
2023	528
2024-2028	2,383
Total benefit payments	4,825
Postretirement benefits
Estimated future benefit payments
2019	24
2020	25
2021	26
2022	27
2023	28
2024-2028	142
Total benefit payments	$ 272